Summary of significant accounting policies - Impairment of non financial assets and Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Impairment loss		¥ 0
Application And Platform [Member] | Bottom of range [Member]
Intangible assets
Useful life	3 years
Computer software [member] | Bottom of range [Member]
Intangible assets
Useful life	3 years
Computer software [member] | Top of range [Member]
Intangible assets
Useful life	10 years
Licences [member] | Bottom of range [Member]
Intangible assets
Useful life	3 years
Licences [member] | Top of range [Member]
Intangible assets
Useful life	5 years